Income Taxes - Components of Loss before Provision for (Benefit from) Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Domestic					$ (7,470)	$ (7,185)
Foreign					0	0
Loss before (benefit from) provision for income taxes	$ (8,318)	$ (2,104)	$ (21,541)	$ (2,913)	$ (7,470)	$ (7,185)